Share-based payment (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Summary of Expenses on Stock Based Payment Plans
Expenses on share-based payment plans are presented in the table below:

	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Partner Plan	(241)	(242)	(226)
Share-based plan	(489)	(384)	(377)

Total	(730)	(626)	(603)

Summary of Changes in Share-based Compensation Plan
Change in the Simple options plan

	01/01 to 12/31/2020		01/01 to 12/31/2019
	Quantity	Weighted average exercise price	Quantity	Weighted average exercise price
Opening balance	—	—	3,089,599	22.11
Options vested at the end of the period	—	—	3,089,599	22.11

Options:
Canceled / Forfeited (*)	—	—	(72,318)	24.36
Exercised	—	—	(3,017,281)	22.68

Closing balance	—	—	—	—
Options vested at the end of the period	—	—	—	—

Range of exercise prices		—		22.95
Weighted average of the remaining contractual life (in years)		—		—

Market value weighted average (R$)		—		36.34

Partner plan [member]
Statement [Line Items]
Summary of Changes in Share-based Compensation Plan
Change in the Partner Program

	01/01 to 12/31/2020	01/01 to 12/31/2019
	Quantity	Quantity
Opening balance	39,305,211	48,871,182

New	10,488,126	8,096,700
Delivered	(11,408,109)	(15,627,167)
Cancelled	(2,093,468)	(2,035,504)

Closing balance	36,291,760	39,305,211

Weighted average of remaining contractual life (years)	1.69	1.59

Market value weighted average (R$)	23.37	25.49

Variable compensation [Member]
Statement [Line Items]
Summary of Changes in Share-based Compensation Plan
Change in share-based variable compensation

	01/01 to 12/31/2020	01/01 to 12/31/2019
	Quantity	Quantity
Opening balance	20,220,934	25,016,145

New	18,329,108	9,794,250
Delivered	(10,574,321)	(14,237,280)
Cancelled	(568,490)	(352,181)

Closing balance	27,407,231	20,220,934

Market value weighted average (R$)	31.22	37.55